STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

May 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 63.8%
Automobiles & Components - .1%
Aptiv	340		25,619
General Motors	4,315		111,672
Harley-Davidson	3,889	[a]	82,991
			220,282
Banks - 2.1%
Bank of America	33,489		807,755
Citigroup	6,550		313,810
Citizens Financial Group	4,320		104,112
Comerica	3,780		137,403
Fifth Third Bancorp	3,234		62,707
Huntington Bancshares	19,330		171,844
JPMorgan Chase & Co.	14,527		1,413,622
KeyCorp	2,680		31,758
M&T Bank	630		66,566
People's United Financial	9,770	[a]	111,866
Regions Financial	6,175		69,839
The PNC Financial Services Group	4,906		559,480
Truist Financial	47,817		1,758,709
U.S. Bancorp	5,082		180,716
Wells Fargo & Co.	10,907		288,708
Zions Bancorp	2,665		87,692
			6,166,587
Capital Goods - 4.1%
3M	3,424		535,651
Allegion	2,996		298,701
Carrier Global	2,681		54,880
Caterpillar	1,992		239,299
Deere & Co.	10,346		1,573,834
Donaldson	2,210		104,865
Dover	4,092		397,947
Eaton	4,989		423,566
Emerson Electric	663		40,456
Fastenal	9,930		409,712
Flowserve	5,830		152,163
Fortive	2,056		125,375
General Dynamics	741		108,801
General Electric	30,635		201,272
Hexcel	2,925		105,856
Honeywell International	12,336		1,799,206

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.8% (continued)
Capital Goods - 4.1% (continued)
Illinois Tool Works	2,190		377,687
Ingersoll Rand	4,553	[b]	128,395
Johnson Controls International	1,056		33,169
L3Harris Technologies	185		36,898
Lockheed Martin	1,377		534,882
Northrop Grumman	1,146		384,139
Otis Worldwide	28,765		1,514,477
Parker-Hannifin	612		110,142
Raytheon Technologies	10,152		655,007
Roper Technologies	9		3,544
Stanley Black & Decker	653		81,919
The Boeing Company	2,866		418,006
The Toro Company	4,440		315,551
Trane Technologies	5,116		461,514
TransDigm Group	78		33,136
United Rentals	875	[a,b]	121,529
W.W. Grainger	220		68,116
Xylem	2,698		178,985
			12,028,680
Commercial & Professional Services - .2%
Cintas	285		70,669
IHS Markit	1,655		114,956
Robert Half International	2,005		101,734
Waste Management	2,644		282,247
			569,606
Consumer Durables & Apparel - .8%
Hasbro	257		18,892
Leggett & Platt	930	[a]	28,449
Lennar, Cl. A	2,735		165,358
NIKE, Cl. B	18,959		1,868,978
Tapestry	3,005		40,868
VF	2,025		113,602
Whirlpool	335	[a]	40,810
			2,276,957
Consumer Services - 1.3%
Darden Restaurants	937		72,018
H&R Block	3,735		63,495
Las Vegas Sands	1,355		64,959
Marriott International, Cl. A	608		53,808
McDonald's	5,029		937,003
MGM Resorts International	2,875		49,393
Royal Caribbean Cruises	2,691		139,582
Starbucks	8,678		676,797
Wynn Resorts	1,238	[a]	103,101

Description	Shares		Value ($)
Common Stocks - 63.8% (continued)
Consumer Services - 1.3% (continued)
Yum! Brands	17,266		1,549,278
			3,709,434
Diversified Financials - 2.4%
American Express	1,959		186,242
Ameriprise Financial	1,987		278,319
Berkshire Hathaway, Cl. B	8,348	[b]	1,549,222
BlackRock	406		214,628
Capital One Financial	783		53,275
CME Group	11,801		2,154,863
Discover Financial Services	1,192		56,632
Intercontinental Exchange	7,753		753,979
Moody's	720		192,535
Morgan Stanley	6,300		278,460
S&P Global	1,852		601,937
State Street	3,249		198,059
The Charles Schwab	8,051		289,111
The Goldman Sachs Group	1,060		208,279
			7,015,541
Energy - 1.8%
Baker Hughes	4,295		70,910
Cabot Oil & Gas	1,670		33,133
Chevron	21,841		2,002,820
ConocoPhillips	4,511		190,274
Devon Energy	6,670		72,103
Diamondback Energy	1,120	[a]	47,690
EOG Resources	4,119		209,945
Exxon Mobil	18,714		850,926
Halliburton	11,100		130,425
Hess	1,575		74,765
HollyFrontier	1,945		61,170
Kinder Morgan	14,065		222,227
Marathon Oil	20,820		111,179
Marathon Petroleum	4,571		160,625
National Oilwell Varco	2,625		32,734
ONEOK	1,650		60,539
Phillips 66	2,598		203,319
Pioneer Natural Resources	758		69,433
The Williams Companies	9,679		197,742
Valero Energy	4,198		279,755
			5,081,714
Food & Staples Retailing - .6%
Costco Wholesale	2,865		883,767
Sysco	1,650		91,014
The Kroger Company	6,927		225,959

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.8% (continued)
Food & Staples Retailing - .6% (continued)
Walgreens Boots Alliance	2,717		116,668
Walmart	4,499		558,146
			1,875,554
Food, Beverage & Tobacco - 2.2%
Altria Group	9,404		367,226
Archer-Daniels-Midland	4,910		193,012
Campbell Soup	230		11,725
Conagra Brands	1,660		57,751
Constellation Brands, Cl. A	1,330		229,691
General Mills	570		35,933
McCormick & Co.	1,809		316,864
Molson Coors Beverage, Cl. B	1,390		52,764
Mondelez International, Cl. A	15,745		820,629
Monster Beverage	2,265	[b]	162,876
PepsiCo	6,684		879,280
Philip Morris International	22,224		1,630,353
The Coca-Cola Company	32,765		1,529,470
The Hershey Company	281		38,126
The Kraft Heinz Company	1,321		40,251
Tyson Foods, Cl. A	1,390		85,402
			6,451,353
Health Care Equipment & Services - 4.6%
Abbott Laboratories	5,708		541,803
ABIOMED	151	[b]	33,809
Align Technology	185	[b]	45,440
AmerisourceBergen	1,368		130,425
Anthem	1,964		577,632
Baxter International	1,555		139,966
Becton Dickinson & Co.	2,228		550,160
Boston Scientific	52,884	[b]	2,009,063
Cardinal Health	1,145		62,620
Centene	1,465	[b]	97,056
Cerner	4,980		363,042
Cigna	2,556		504,350
CVS Health	29,385		1,926,774
Danaher	4,112		685,100
Edwards Lifesciences	1,463	[b]	328,765
Henry Schein	4,971	[b]	301,839
Humana	1,141		468,552
Intuitive Surgical	1,855	[b]	1,075,956
Medtronic	7,085		698,439
ResMed	2,192		352,517
STERIS	657		108,990
Stryker	2,533		495,784

Description	Shares	Value ($)
Common Stocks - 63.8% (continued)
Health Care Equipment & Services - 4.6% (continued)
UnitedHealth Group	5,466	1,666,310
Zimmer Biomet Holdings	709	89,575
		13,253,967
Household & Personal Products - 1.5%
Colgate-Palmolive	8,553	618,638
Coty, Cl. A	1,925	6,988
Kimberly-Clark	1,327	187,691
The Clorox Company	2,023	417,244
The Estee Lauder Companies, Cl. A	3,175	626,967
The Procter & Gamble Company	21,301	2,469,212
		4,326,740
Insurance - 1.6%
Aflac	500	18,235
American International Group	68,010	2,044,381
Aon, Cl. A	3,496	688,537
Chubb	739	90,114
Cincinnati Financial	1,410	83,120
Lincoln National	2,076	78,743
Marsh & McLennan	4,296	455,032
MetLife	2,067	74,433
Principal Financial Group	1,760	67,971
Prudential Financial	671	40,904
The Allstate	4,455	435,744
The Hartford Financial Services Group	7,120	272,625
The Progressive	720	55,930
The Travelers Companies	2,111	225,835
Unum Group	2,730	41,360
		4,672,964
Materials - 1.8%
Air Products & Chemicals	9,673	2,337,480
Amcor	16,260	166,015
CF Industries Holdings	1,345	39,503
Corteva	4,294	117,269
Dow	4,819	186,013
DuPont de Nemours	609	30,895
Ecolab	1,925	409,216
FMC	3,625	356,736
Freeport-McMoRan	18,155	164,666
International Flavors & Fragrances	541	72,056
International Paper	2,939	100,073
Linde	2,012	407,108
LyondellBasell Industries, Cl. A	975	62,166
Newmont	4,845	283,287
Nucor	650	27,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.8% (continued)
Materials - 1.8% (continued)
PPG Industries	2,407		244,720
The Sherwin-Williams Company	186		110,456
Vulcan Materials	2,163		234,296
			5,349,424
Media & Entertainment - 6.3%
Activision Blizzard	2,330		167,713
Alphabet, Cl. A	3,235	[b]	4,637,437
Alphabet, Cl. C	1,664	[b]	2,377,723
Charter Communications, Cl. A	446	[b]	242,624
Comcast, Cl. A	66,035		2,614,986
Electronic Arts	272	[b]	33,423
Facebook, Cl. A	22,578	[b]	5,082,082
Fox, Cl. A	895		26,107
Netflix	2,669	[b]	1,120,259
News Corp., Cl. A	3,180		38,955
Omnicom Group	1,035		56,708
Take-Two Interactive Software	280	[b]	38,128
The Interpublic Group of Companies	6,875		117,631
The Walt Disney Company	12,821		1,503,903
Twitter	1,085	[b]	33,602
ViacomCBS, Cl. B	3,374	[a]	69,977
			18,161,258
Pharmaceuticals Biotechnology & Life Sciences - 5.1%
AbbVie	28,558		2,646,470
Alexion Pharmaceuticals	364	[b]	43,644
Amgen	3,754		862,294
Biogen	1,290	[b]	396,146
Bristol-Myers Squibb	40,783		2,435,561
Eli Lilly & Co.	8,400		1,284,780
Gilead Sciences	9,201		716,114
Illumina	565	[b]	205,123
Incyte	260	[b]	26,497
Johnson & Johnson	14,543		2,163,271
Merck & Co.	11,176		902,127
Mettler-Toledo International	268	[b]	213,060
Perrigo	310		16,979
Pfizer	30,788		1,175,794
Regeneron Pharmaceuticals	202	[b]	123,788
Thermo Fisher Scientific	3,495		1,220,419
Vertex Pharmaceuticals	348	[b]	100,210
Waters	1,252	[b]	250,212
Zoetis	948		132,142
			14,914,631

Description	Shares		Value ($)
Common Stocks - 63.8% (continued)
Real Estate - 1.8%
Alexandria Real Estate Equities	459	[c]	70,557
American Tower	8,905	[c]	2,299,004
AvalonBay Communities	1,719	[c]	268,181
Boston Properties	559	[c]	48,063
Crown Castle International	2,870	[c]	494,099
Digital Realty Trust	920	[c]	132,075
Equinix	373	[c]	260,216
Equity Residential	177	[c]	10,719
Essex Property Trust	138	[c]	33,502
Extra Space Storage	566	[c]	54,761
Federal Realty Investment Trust	1,492	[c]	119,226
Healthpeak Properties	7,325	[c]	180,488
Host Hotels & Resorts	9,700	[c]	115,818
Iron Mountain	5,370	[c]	138,331
Mid-America Apartment Communities	589	[c]	68,536
Prologis	1,410	[c]	129,015
Realty Income	1,780	[c]	98,452
Regency Centers	3,520	[c]	150,621
SBA Communications	54	[c]	16,963
SL Green Realty	2,520	[a,c]	106,142
UDR	795	[c]	29,399
Ventas	4,285	[c]	149,761
Welltower	1,115	[c]	56,497
Weyerhaeuser	6,735	[c]	135,980
			5,166,406
Retailing - 4.5%
Amazon.com	3,284	[b]	8,020,743
Booking Holdings	258	[b]	422,970
Dollar General	1,180		225,982
Dollar Tree	1,734	[b]	169,707
eBay	2,742		124,871
Genuine Parts	414		34,532
L Brands	1,965		31,813
Lowe's	4,856		632,980
Nordstrom	2,040	[a]	32,905
O'Reilly Automotive	1,458	[b]	608,336
Ross Stores	2,308		223,784
Target	820		100,311
The Home Depot	6,178		1,535,109
The TJX Companies	18,219		961,234
			13,125,277
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices	38,680	[b]	2,080,984
Analog Devices	1,503		169,764

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.8% (continued)
Semiconductors & Semiconductor Equipment - 3.9% (continued)
Applied Materials	5,935		333,428
Broadcom	1,590		463,119
Intel	19,927		1,254,006
Lam Research	7,237		1,980,550
Micron Technology	6,870	[b]	329,142
NVIDIA	8,948		3,176,719
Qualcomm	3,107		251,294
Texas Instruments	8,942		1,061,773
Xilinx	1,834		168,636
			11,269,415
Software & Services - 9.7%
Accenture, Cl. A	4,293		865,555
Adobe	9,067	[b]	3,505,302
Alliance Data Systems	902		41,790
ANSYS	795	[b]	224,985
Autodesk	1,980	[b]	416,552
Automatic Data Processing	5,797		849,203
Citrix Systems	128		18,959
Cognizant Technology Solutions, Cl. A	5,392		285,776
DXC Technology	894		12,704
Fiserv	6,857	[b]	732,122
Fortinet	248	[b]	34,522
International Business Machines	2,344		292,766
Intuit	737		213,966
Jack Henry & Associates	1,715		310,175
Manhattan Associates	4,410	[b]	389,844
Mastercard, Cl. A	7,159		2,154,072
Microsoft	58,478		10,716,093
Oracle	11,725		630,453
Paychex	9,274		670,325
Paycom Software	151	[b]	44,882
PayPal Holdings	3,510	[b]	544,085
Salesforce.com	6,297	[b]	1,100,653
ServiceNow	443	[b]	171,853
The Western Union Company	1,315	[a]	26,326
Visa, Cl. A	20,149	[a]	3,933,891
			28,186,854
Technology Hardware & Equipment - 4.3%
Amphenol, Cl. A	8,549		825,491
Apple	27,634		8,785,954
Cisco Systems	28,967		1,385,202
Cognex	4,745		269,231
Corning	10,995		250,576

Description	Shares		Value ($)
Common Stocks - 63.8% (continued)
Technology Hardware & Equipment - 4.3% (continued)
Hewlett Packard Enterprise	20,128		195,443
HP	3,338		50,537
IPG Photonics	1,960	[b]	304,584
Motorola Solutions	768		103,933
NetApp	280		12,471
Seagate Technology	435		23,072
TE Connectivity	3,380		274,625
Western Digital	1,346		59,722
Xerox Holdings	2,355		37,397
			12,578,238
Telecommunication Services - .7%
AT&T	35,338		1,090,531
CenturyLink	5,165		50,772
Verizon Communications	16,015		918,941
			2,060,244
Transportation - .8%
CSX	7,713		552,097
Expeditors International of Washington	3,915		298,989
FedEx	908		118,548
Norfolk Southern	757		134,966
Southwest Airlines	7,805		250,540
Union Pacific	5,288		898,220
United Parcel Service, Cl. B	1,569		156,445
			2,409,805
Utilities - 1.6%
American Electric Power	1,420		121,055
CMS Energy	8,406		492,423
Dominion Energy	885		75,234
DTE Energy	660		70,996
Duke Energy	1,027	[a]	87,942
Eversource Energy	2,320		194,184
Exelon	2,495		95,583
NextEra Energy	6,673		1,705,352
NiSource	10,190		242,828
NRG Energy	5,820		209,811
Pinnacle West Capital	1,425		111,008
Sempra Energy	2,855		360,615
The AES	10,070		125,774
The Southern Company	500		28,535
Xcel Energy	10,110		657,453
			4,578,793
Total Common Stocks (cost $82,312,326)			185,449,724

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 36.0%
Registered Investment Companies - 36.0%
BNY Mellon Dynamic Value Fund, Cl. Y		987,567	[d]	30,091,169
BNY Mellon Income Stock Fund, Cl. M		3,433,340	[d]	23,552,713
BNY Mellon Research Growth Fund, Cl. Y		2,893,781	[b,d]	48,094,645
Dreyfus Institutional Preferred Government Plus Money Market Fund	0.21	2,799,432	[d]	2,799,432
Total Investment Companies (cost $99,544,272)				104,537,959
Total Investments (cost $181,856,598)		99.8%		289,987,683
Cash and Receivables (Net)		.2%		581,508
Net Assets		100.0%		290,569,191

a Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $4,640,237 and the value of the collateral was $4,735,005, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	185,449,724	-	-	185,449,724
Investment Companies	104,537,959	-	-	104,537,959

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members (“Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the

NOTES

contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $108,131,085, consisting of $118,798,477 gross unrealized appreciation and $10,667,392 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.